GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2013 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2014 Other Intangible Assets EUR (€)	Dec. 31, 2013 Other Intangible Assets EUR (€)	Dec. 31, 2014 Goodwill From International [Member] EUR (€)	Dec. 31, 2013 Goodwill From International [Member] EUR (€)	Dec. 31, 2014 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2013 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2014 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2013 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2014 Goodwill From Other [Member] EUR (€)	Dec. 31, 2013 Goodwill From Other [Member] EUR (€)
Goodwill [Line Items]
Goodwill, opening		€ 2,186	€ 2,715						€ 259	€ 301	€ 1,892	€ 2,379	€ 3	€ 3	€ 32	€ 32
Net additions and foreign exchange differences		115	(520)						28	(33)	87	(487)	0	0	0	0
Impairment/write-offs	(65)	(58)	(9)	(123)					(58)	(9)	0	0	0	0	0	0
Goodwill, closing	2,504	2,243	2,186	2,715					229	259	1,979	1,892	3	3	32	32
Software And Other Intangibles [Line Items]
Gross carrying amount		1,123	1,005		746	658	377	347
Accumulated amortization		(770)	(672)		(543)	(471)	(227)	(201)
Net book value	$ 394	€ 353	€ 333		€ 203	€ 187	€ 150	€ 146